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MFS Research International Fund
MFS® Research International Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 1, 2022, to the Prospectus dated December 29, 2021.

MFS® Research International Fund

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” under the main heading “Summary of Key Information” are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Research International Fund	A		B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Research International Fund		A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.03%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		1.02%	1.77%	1.77%	0.77%	1.77%	1.27%	1.02%	0.77%	0.67%	1.07%	1.82%	1.82%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.01%	1.76%	1.76%	0.76%	1.76%	1.26%	1.01%	0.76%	0.66%	1.06%	1.81%	1.81%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund’s management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2023.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Research International Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		672	879	1,104	1,749
B	[1]	579	855	1,157	1,884
C	[1]	279	555	957	1,884
I		78	244	426	952
529A		677	894	1,129	1,804
529B	[1]	584	871	1,183	1,939
529C	[1]	284	571	983	1,939
R1		179	555	957	2,082
R2		128	401	695	1,532
R3		103	323	561	1,246
R4		78	244	426	952
R6		67	212	371	833
[1]	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Expense Example No Redemption - MFS Research International Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	[1]	179	555	957	1,884
C	[1]	179	555	957	1,884
529B	[1]	184	571	983	1,939
529C	[1]	184	571	983	1,939
[1]	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.